Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 137.5%(a)
AEROSPACE & DEFENSE - 6.7%
Bleriot US Bidco Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.00% Floor), 4.20%, 10/30/26(c)	3,800,980	3,796,229
Guidehouse, LLP
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.11%, 05/01/25(c)	4,142,711	4,150,851
Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(c)(e)	1,135,560	1,103,600
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 5.20%, 06/04/26(c)	4,217,096	4,081,811
Pae Holding Corporation
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 10/19/27(c)	2,197,044	2,202,536
Peraton Corp.
First Lien Term Loan B, (2M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28(c)	1,583,609	1,586,254
Transdigm, Inc.
First Lien Term Loan F, (1M LIBOR + 2.25%, 0.00% Floor), 2.36%, 12/09/25(b)(c)	414,838	406,800
		17,328,081
AUTOMOTIVE - 0.5%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28(c)	1,174,737	1,173,680

BANKING, FINANCE, INSURANCE & REAL ESTATE - 7.8%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.00% Floor), 3.36%, 05/09/25(c)	4,778,821	4,724,510
First Lien Term Loan B3, (1M LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27(c)	653,144	653,086
Asurion, LLC
First Lien Term Loan B8, (1M LIBOR + 3.25%, 0.00% Floor), 3.36%, 12/23/26(c)	2,375,917	2,363,836
First Lien Term Loan B9, (1M LIBOR + 3.25%, 0.00% Floor), 3.36%, 07/31/27(c)	2,800,000	2,783,368
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 5.36%, 01/31/28(c)	1,214,815	1,238,959
Edelman Financial Center, LLC
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/15/28(b)(c)	2,955,341	2,943,342
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 6.86%, 07/20/26(b)(c)	1,328,525	1,331,847
Sedgwick Claims Management Services, Inc.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 3.86%, 09/03/26(c)	3,813,975	3,799,463
First Lien Term Loan B3, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26(c)	296,268	297,317
		20,135,728
BEVERAGE, FOOD & TOBACCO - 4.4%
Froneri US, Inc. (United Kingdom)
First Lien Term Loan B2, (1M LIBOR + 2.25%, 0.00% Floor), 2.36%, 01/29/27(c)(e)	872,849	862,187
Second Lien Term Loan, (1M LIBOR + 5.75%, 0.00% Floor), 5.86%, 01/31/28(c)(e)	1,559,322	1,583,694
IRB Holding Corporation
First Lien Term Loan B, (3M LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27(c)	3,741,262	3,732,489
Shearer's Foods, LLC
First Lien Term Loan, (3M LIBOR + 3.50, 0.75% Floor), 4.25%, 09/23/27(c)	1,135,457	1,135,100
Winebow Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(c)	3,930,871	3,907,286
		11,220,756
CAPITAL EQUIPMENT - 1.8%
Safe Fleet Holdings, LLC
First Lien Term Loan, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	3,308,112	3,253,197
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,362,608
		4,615,805
CHEMICALS, PLASTICS, & RUBBER - 5.9%
Archroma Finance S.A.R.L (Luxembourg)
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.36%, 08/12/24(c)(e)	3,945,765	3,889,873
Charter NEX US, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27(c)	2,241,393	2,248,801
CPC Acquisition Corp.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27(c)	1,004,405	1,006,083
Polar US Borrower, LLC
First Lien Term Loan, (1M LIBOR + 4.75%, 0.00% Floor), 4.86%, 10/15/25(c)	1,974,747	1,964,874
Pretium PKG Holdings, Inc.
First Lien Term Loan, (6M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/05/27(c)	2,304,897	2,305,853
Starfruit US Holdco, LLC (Netherlands)
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 2.86%, 10/01/25(c)(e)	1,877,282	1,851,272
Vantage Specialty Chemicals, Inc.
First Lien Term Loan, (3M LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/28/24(b)(c)	1,994,845	1,888,460
		15,155,216
Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
CONSTRUCTION & BUILDING - 1.9%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	5,130,484	4,803,415

CONSUMER GOODS: DURABLE - 1.5%
Hayward Industries, Inc.
First Lien Incremental Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/04/26(c)	1,275,344	1,277,735
Weber-Stephen Products LLC
First Lien Term Loan, (1M LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27(c)	2,554,748	2,557,622
		3,835,357
CONSUMER GOODS: NON-DURABLE - 3.5%
Coty, Inc.
First Lien Term Loan A, (1M LIBOR + 1.50%, 0.00% Floor), 1.60%, 04/05/23(b)(c)	1,534,569	1,482,777
Knowlton Development Corporation (Canada)
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 3.86%, 12/22/25(c)(e)	4,595,755	4,552,670
Kronos Acquisition Holdings Inc. (Canada)
First Lien Term Loan B, (3M Libor + 3.75%, 0.50% Floor), 4.25%, 12/22/26(c)(e)	2,992,500	2,953,747
		8,989,194
CONTAINERS, PACKAGING & GLASS - 2.4%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23(c)	2,669,693	2,369,139
Strategic Materials Holding Corp.
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/01/24(c)	1,994,845	1,775,412
Trident TPI Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/17/24(c)	2,152,702	2,136,223
		6,280,774
ENVIRONMENTAL INDUSTRIES - 1.7%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/17/28(c)	3,000,000	2,995,320
Trugreen Limited Partnership
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27(c)	1,479,617	1,480,549
		4,475,869
FOREST PRODUCTS & PAPER - 1.0%
Spa US Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/10/28(b)(c)	2,710,811	2,714,199

HEALTHCARE & PHARMACEUTICALS - 11.7%
Athenahealth, Inc.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.00% Floor), 4.45%, 02/11/26(c)	852,140	855,336
BioClinica Holding I, LP
First Lien Initial Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(c)	3,603,443	3,604,938
CCRR Parent, Inc.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/06/28(c)	2,402,062	2,408,067
Endo International PLC
First Lien Term Loan, (1M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28(b)(c)	4,247,231	4,211,830
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27(b)(c)	8,703,787	8,682,027
Maravai Intermediate Holdings LLC
First Lien Term Loan B, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(c)	2,933,505	2,951,840
PPD, Inc.
First Lien Term Loan, (1M LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28(c)	3,418,803	3,406,906
Sunshine Luxembourg VII SARL (Luxembourg)
First Lien Term Loan B3, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26(b)(c)(e)	2,882,353	2,883,074
Women's Care Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 01/14/28(c)	1,102,602	1,105,816
		30,109,834
HIGH TECH INDUSTRIES - 24.7%
Almonde, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/24(b)(c)	4,983,714	4,891,466
Aspect Software, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/15/24(c)	4,347,611	4,348,698
DCert Buyer, Inc.
Second Lien Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.11%, 02/19/29(b)(c)	3,045,858	3,074,429
Delta Topco, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27(c)	3,800,712	3,801,396
E2Open, LLC
First Lien Term Loan, (3M LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/04/28(c)	2,567,442	2,569,060
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 5.11%, 07/23/26(c)	4,374,437	4,130,715
Flexera Software LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28(c)	6,011,166	6,029,951
Greeneden U.S. Holdings II, LLC
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27(c)	3,892,272	3,896,164
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26(c)	4,716,933	4,722,452

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
ION Trading Technologies S.A.R.L (United Kingdom)
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/21/24(c)(e)	4,752,027	4,760,699
Ivanti Software, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/27(c)	5,921,164	5,952,635
Playtika Holding Corp.
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 2.86%, 03/13/28(c)	2,382,892	2,372,467
Riverbed Technology, Inc.
First Lien Term Loan, (2M/3M LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/31/25(c)	3,792,059	3,651,885
Second Lien Term Loan, (4.50% PIK), (3M LIBOR + 11.00%, 1.00% Floor), 12.00%, 12/31/26(c)(f)	5,140,880	4,149,436
Surf Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.00% Floor), 3.68%, 03/05/27(b)(c)	3,712,563	3,681,340
The Ultimate Software Group, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26(c)	1,654,275	1,656,732
		63,689,525
HOTEL, GAMING & LEISURE - 3.7%
Alterra Mountain Company
First Lien Term Loan, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/01/26(c)	1,954,256	1,964,027
Caesars Resort Collection, LLC
First Lien Term Loan B1, (1M LIBOR + 4.50%, 0.00% Floor), 4.61%, 07/21/25(c)	4,330,608	4,344,877
CCM Merger, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25(c)	996,364	1,000,728
The Enterprise Development Authority
First Lien Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/18/28(b)(c)	2,175,227	2,186,103
		9,495,735
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.3%
Advantage Sales & Marketing Inc.
First Lien Term Loan, (3M LIBOR + 5.25%, 0.75% Floor), 6.00%, 10/28/27(c)	3,859,987	3,860,335
F & W Media, Inc.
First Lien Term Loan B1, (LIBOR + 6.50%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	347,024	–
First Lien Term Loan B2, (LIBOR + 10.00%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	1,076,345	–
Gannett Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 7.00%, 0.75% Floor), 7.75%, 01/29/26(b)(c)	1,998,196	2,016,929
		5,877,264
MEDIA: BROADCASTING & SUBSCRIPTION - 8.2%
GEE Acquisition Holdings Corp.
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 03/24/25(b)(c)	2,479,047	2,420,170
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/23/26(c)(f)	1,843,106	1,718,697
First Lien Term Loan Delayed Draw, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/25/23(b)(c)(d)	71,216	69,791
Univision Communications, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(b)(c)	4,095,250	4,072,501
UPC Financing Partnership
First Lien Term Loan B1, (1M LIBOR + 3.50%, 0.00% Floor), 3.61%, 01/31/29(c)	2,078,086	2,075,125
First Lien Term Loan B2, (1M LIBOR + 3.50%, 0.00% Floor), 3.61%, 01/31/29(c)	2,078,086	2,075,125
WideOpenWest Finance, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/23(c)	3,941,259	3,940,037
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (3M LIBOR + 2.75%, 0.00% Floor), 2.90%, 05/18/25(c)	4,930,362	4,672,209
		21,043,655
METALS & MINING - 0.9%
Time Manufacturing Acquisition, LLC
First Lien Term Loan, (6M LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/03/23(c)(d)	2,246,885	2,255,310

RETAIL - 5.6%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	196,013	27,442
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	868,743	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	1,063,663	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	35,263	4,937
EG America, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.00% Floor), 4.20%, 02/07/25(c)	3,764,209	3,710,437
First Lien Term Loan B, (LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/11/26(b)(c)	940,178	931,952
Empire Today, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/24/28(b)(c)	2,195,875	2,195,875
Petco Health and Wellness Company, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/03/28(c)	4,940,299	4,928,714
PetSmart, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.25%, 02/11/28(b)(c)	2,590,697	2,590,308
		14,389,665
SERVICES: BUSINESS - 18.2%
Allied Universal Holdco, LLC
First Lien Term Loan, (1M LIBOR + 4.25%, 0.00% Floor), 4.36%, 07/10/26(c)	2,974,912	2,970,271
Camelot U.S. Acquisition 1 Co.
First Lien Term Loan, (1M LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26(c)	2,992,500	2,994,744
CareStream Health, Inc.
First Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 05/08/23(c)	608,305	607,356
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23(c)(f)	2,381,051	2,174,698

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
Convergint Technologies Holdings LLC
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/17/28(b)(c)	2,012,832	2,005,918
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/17/28(b)(c)	162,291	161,734
Deerfield Dakota Holding, LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(c)	6,019,309	6,034,358
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23(b)(c)	6,603,106	6,388,505
Electro Rent Corp.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/31/24(c)	2,818,146	2,819,316
Endure Digital, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 0.75% Floor). 4.25%, 02/10/28(c)	5,502,015	5,453,873
Ensemble RCM, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 3.96%, 08/03/26(c)	4,379,124	4,378,095
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27(b)(c)	1,134,688	1,137,525
Garda World Security Corporation (Canada)
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.37%, 10/30/26(b)(c)(e)	6,931,915	6,947,790
Orion Advisor Solutions, Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27(c)	1,255,005	1,255,946
Software Luxembourg Acquisition S.A.R.L. (Luxembourg)
First Lien First Out Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 8.50%, 12/27/24(c)(e)	270,138	277,567
First Lien Second Out Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 8.50%, 04/27/25(c)(e)	559,700	559,464
Verscend Holding Corp.
First Lien Term Loan, (LIBOR + 4.00%, 0.00% Floor), 4.00%, 08/27/25(b)(c)	705,179	706,159
		46,873,319
SERVICES: CONSUMER - 1.0%
USS Ultimate Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/25/24(c)	2,523,454	2,530,053

TELECOMMUNICATIONS - 13.6%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.61%, 07/23/25(c)	4,471,238	4,447,496
Frontier Communications Corporation
First Lien Term Loan, (1M LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21(c)	2,255,556	2,252,737
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien DIP Term Loan, (3M LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22(c)(e)	3,405,262	3,454,638
First Lien Term Loan, (Prime + 5.50%), 8.75%, 01/02/24(c)(e)(g)	5,444,878	5,570,791
First Lien Term Loan B, (Prime + 4.75%), 8.00%, 11/27/23(c)(e)(g)	1,188,001	1,210,412
First Lien Term Loan B5, 8.63%, 01/02/24(e)(g)(h)	4,984,426	5,099,292
Radiate Holdco, LLC
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26(c)	4,721,358	4,725,111
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 5.50%, 1.00% Floor), 6.50%, 05/02/23(c)	5,555,947	5,159,419
Zacapa S.A.R.L. (Luxembourg)
First Lien Term Loan B, (6M LIBOR + 4.50%, 0.00% Floor), 4.70%, 07/02/25(c)(e)	3,134,751	3,148,011
		35,067,907
TRANSPORTATION: CARGO - 0.8%
PODS, LLC
First Lien Term Loan, (3M LIBOR + 3.00%, 0.75% Floor), 3.75%, 03/17/28(b)(c)	2,181,818	2,173,909

TRANSPORTATION: CONSUMER - 4.7%
American Airlines, Inc.
First Lien Term Loan B, (1M LIBOR + 2.00%, 0.00% Floor), 2.11%, 04/28/23(b)(c)	2,500,000	2,390,238
Atlantic Aviation FBO, Inc.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 3.86%, 12/06/25(c)	3,321,004	3,325,155
Delta Air Lines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27(c)	2,803,490	2,947,870
The Hertz Corporation
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 06/30/21(b)(c)	742,546	749,228
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.11%, 01/25/24(c)	2,954,659	2,778,266
		12,190,757
UTILITIES: ELECTRIC - 2.3%
PG&E Corporation
First Lien Term Loan, (3M LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25(c)	5,916,326	5,918,160

WHOLESALE - 0.7%
LBM Acquisition, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(c)	1,716,377	1,712,034
Total Senior Loans
(Cost $356,085,896)		354,055,201

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Corporate Notes and Bonds - 3.0%
AEROSPACE & DEFENSE - 0.5%
Transdigm, Inc.
8.00%, 12/15/25(h)(i)	1,068,000	1,164,120

ENERGY: OIL & GAS - 1.3%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	3,635,000	2,933,718
10.50%, 05/15/27(h)(i)	553,000	478,345
		3,412,063
MEDIA: BROADCASTING & SUBSCRIPTION - 0.4%
CSC Holdings, LLC
5.38%, 02/01/28(h)(i)	1,000,000	1,053,750

METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	18,879	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	639,000	–
		–
TELECOMMUNICATIONS - 0.8%
Frontier Communications Corporation
5.00%, 05/01/28(h)(i)	2,000,000	2,040,510
Total Corporate Notes and Bonds
(Cost $8,102,413)		7,670,443

Common Stocks - 3.7%	Quantity	Value ($)
AUTOMOTIVE - 0.1%
APC Parent, Inc.(d)(j)	241,972	153,168

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.9%
Medical Card System, Inc.(d)	991,230	4,832,435

ENERGY: OIL & GAS - 0.0%
HGIM Corp.(d)(j)	9,820	3,683
RDV Resources, Inc.(d)(j)	28,252	–
		3,683
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	23,905
F & W Media, Inc.(d)(j)	9,511	–
		23,905
MEDIA: BROADCASTING & SUBSCRIPTION - 1.1%
GEE Acquisition Holdings Corp.(d)(j)	108,418	2,900,181

RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	8,890,519	–

SERVICES: BUSINESS - 0.6%
Software Luxembourg Holding S.A. Class A (Luxembourg)(d)(e)(j)	8,359	1,462,825
Software Luxembourg Holding S.A. Class B (Luxembourg)(d)(e)(j)	239	51,385
		1,514,210
Total Common Stocks
(Cost $4,509,342)		9,427,582

Preferred Stocks - 0.4%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Watford Holdings, Ltd. (Bermuda) (LIBOR + 6.68%, 1.00% Floor), 7.68%(e)	37,863	957,177

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	2,914	146,807
Total Preferred Stocks
(Cost $1,098,068)		1,103,984

Warrants - 0.0%
SERVICES: BUSINESS - 0.0%
CareStream Health, Inc.(d)(j)	47	50,964
Software Luxembourg Holding S.A. Class A (Luxembourg)(d)(e)(j)	351	2,853
Software Luxembourg Holding S.A. Class B (Luxembourg)(d)(e)(j)	702	8,396
		62,213
Total Warrants
(Cost $42,618)		62,213

Total Investments - 144.6%
(Cost of $369,838,337)		372,319,423
Other Assets & Liabilities, Net - 5.1%		13,092,563
Loan Outstanding - (49.7)% (k)(l)		(127,946,205)
Net Assets (Applicable to Common Shares) - 100.0%		257,465,781

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2021. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2021, the 1, 2, 3 and 6 month LIBOR rates were 0.11%, 0.13%, 0.19% and 0.21%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2021, these securities amounted to $7,670,443, or 2.98% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $128,000,000 less unamortized deferred financing costs of $53,795.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2021 is as follows:

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$19,833,674	$19,833,674	$-	$-
Senior Loans	354,055,201	-	351,697,721	2,357,480
Corporate Notes and Bonds	7,670,443	-	7,670,443	-
Common Stocks	9,427,582	-	-	9,427,582
Preferred Stocks	1,103,984	-	957,177	146,807
Warrants	62,213	-	-	62,213
Unrealized appreciation on Unfunded Loan Commitments	35,144	-	30,910	4,234
Total Assets	$392,188,241	$19,833,674	$360,356,251	$11,998,316
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(891)	-	(891)	-
Total Liabilities	(891)	-	(891)	-
	$392,187,350	$19,833,674	$360,355,360	$11,998,316

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2021 through March 31, 2021:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Common Stocks	Preferred Stock	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$19,227,669	$13,735,856	$5,318,468	$136,991	$36,354	$-
Purchases, including capitalized PIK	4,721,165	2,417,282	2,303,883	-	-	-
Sales/Paydowns	(11,736,172)	(11,541,329)	(194,843)	-	-	-
Accretion/(amortization) of discounts/(premiums)	19,868	19,868	-	-	-	-
Net realized gain/(loss)	(2,827,205)	(1,970,416)	(848,381)	-	(8,408)	-
Change in net unrealized appreciation/(depreciation)	4,767,689	1,870,917	2,848,455	9,816	34,267	4,234
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(2,174,698)	(2,174,698)	-	-	-	-
Total Fair Value, end of period	$11,998,316	$2,357,480	$9,427,582	$146,807	$62,213	$4,234

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2021 was $2,032,953.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2021:

Assets	Fair Value at March 31, 2021	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$ 2,255,310	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	32,379	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	69,791	Discounted Cash Flow (c)	Discount Rate (c)	8.90% - 9.90%	9.40%

Corporate Notes and Bonds	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Common Stocks	23,905	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	6.0x	6.0x

	-	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	4,832,435	Guideline Public Company (d) Transaction Approach (e)	TEV | EBITDA Multiple (d) TEV | EBITDA Multiple (e)	6.3x N/A	6.3x N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	153,168	Recoverability (b)	Estimated Proceeds (b)	$0.63	$0.63

	3,683	Recoverability (b)	Estimated Proceeds (b)	$0.38	$0.38

	2,900,181	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	5.25x - 5.75x	5.5x

	1,514,210	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Preferred Stock	146,807	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	6.0x	6.0x

Warrants	50,964	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	3.5x - 4.5x	4.0x

	11,249	Option Model (f)	Volatility (f)	55.0%	55.0%

Unfunded Loan Commitments	4,234	Discounted Cash Flow (c)	Discount Rate (c)	8.90% - 9.90%	9.40%

Total Fair Value	$ 11,998,316

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable inputs used in the valuation model were estimated proceeds.    Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)
The Fund utilized a transaction approach to fair value this security. The significant unobservable inputs used in the valuation model were TEV and EBITDA. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

General Commitments and Contingencies
As of March 31, 2021, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Convergint Technologies Holdings, LLC Delayed Draw Term Loan*	$259,244
GEE Acquisition Holdings Corp. Delayed Draw Term Loan	122,790
LBM Acquisition LLC Delayed Draw Term Loan*	381,417
Peraton Corp. Delayed Draw Term Loan*	2,787,004
The Hertz Corporation Revolving Term Loan*	590,788
Total unfunded loan commitments	$4,141,243

*Subsequent to March 31, 2021, all or a portion of the outstanding loan commitment was funded.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.